Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110

July 26, 2021

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:	Hawaiian Tax-Free Trust
(File Nos. 2-79722 and 811-3578)

Ladies and Gentlemen:

On behalf of Hawaiian Tax-Free Trust, a Massachusetts business trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and the Statement of Additional Information relating to the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment.  The Amendment was filed via the EDGAR system on July 22, 2021 and became effective on July 26, 2021.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz